Goodwill and Intangible Assets (Finite-Lived and Indefinite-Lived Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (169,109)	$ (199,853)
Intangible Assets Total, Gross carrying amount	528,157	642,917
Intangible Assets Total, Net amortizable intangibles	359,048	443,064
Customer relationships
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	337,546	428,544
Accumulated amortization	(110,228)	(138,566)
Net amortizable intangibles	227,318	289,978
Patents and technology
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	104,394	110,910
Accumulated amortization	(17,148)	(16,733)
Net amortizable intangibles	87,246	94,177
Non-compete agreements
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,245	6,625
Accumulated amortization	(5,600)	(6,041)
Net amortizable intangibles	645	584
Trade names
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	47,493	64,359
Accumulated amortization	(18,107)	(22,090)
Net amortizable intangibles	29,386	42,269
Distributor relationships
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,160	22,160
Accumulated amortization	(17,602)	(16,338)
Net amortizable intangibles	4,558	5,822
Trademarks
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	10,319	10,319
Accumulated amortization	(424)	(85)
Net amortizable intangibles	$ 9,895	$ 10,234
Maximum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	17 years
Maximum | Customer relationships
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	15 years	15 years
Maximum | Patents and technology
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	17 years	17 years
Maximum | Non-compete agreements
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	6 years	6 years
Maximum | Trade names
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	15 years	15 years
Maximum | Distributor relationships
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	15 years	15 years
Minimum
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	3 years
Minimum | Customer relationships
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	4 years	4 years
Minimum | Patents and technology
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	5 years	5 years
Minimum | Non-compete agreements
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	3 years	3 years
Minimum | Trade names
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	10 years	10 years
Minimum | Distributor relationships
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	8 years	8 years
Minimum | Trademarks
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Estimated useful life, intangible assets	15 years	15 years